EQUITY	12 Months Ended
Dec. 31, 2018
Equity [abstract]
EQUITY
EQUITY
As at December 31, 2018, Brookfield Business Partners L.P.'s capital structure was comprised of two classes of partnership units; limited partnership units and general partnership units. Limited partnership units entitle the holder to their proportionate share of distributions. General partnership units entitle the holder the right to govern the financial and operating policies of Brookfield Business Partners L.P. The general partnership units are not quantitatively material to the financial statements and therefore have not been separately presented on the consolidated statements of financial position.
Holding LP's capital structure is comprised of three classes of partnership units: managing general partner units held by Brookfield Business Partners L.P., special limited partner units held by Brookfield and redemption-exchange units held by Brookfield.
In its capacity as the holder of the special limited partner units of the Holding LP, the special limited partner is entitled to incentive distribution rights which are based on a 20% increase in the unit price of the partnership over an initial threshold based on the volume-weighted average price of the units, subject to a high water mark. Distributions of $278 million were declared during the year ended December 31, 2018 (December 31, 2017: $142 million). This related to an aggregate increase of $10.77/unit during the year ended December 31, 2018 from $31.19/unit to $41.96/unit. The threshold was reset to $41.96/unit.
Holding LP has issued 63 million redemption-exchange units to Brookfield. Both the L.P. and G.P. units issued by Brookfield Business Partners L.P. and the redemption-exchange units issued by the Holding LP have the same economic attributes in all respects, except for the redemption right described in Note 1(b)(i).
As part of the spin-off, Brookfield subscribed for $15 million of preferred shares and $250 million of limited partnership units. The rights of the preferred shareholders are described in Note 1(b)(ii).
For the year ended December 31, 2018, the partnership distributed dividends to limited partner, general partner and redemption-exchange unitholders of $32 million, or approximately $0.25 per partnership unit (2017: $31 million). For the year ended December 31, 2018, the partnership distributed to others who have interests in the operating subsidiaries $2,370 million, primarily resulting from the dividends received from our graphite electrode manufacturing business (2017: $388 million).
Equity offering
On September 26, 2017, the partnership issued 13,340,000 limited partnership units at $30 per unit, for gross proceeds of approximately $400 million before $8 million in equity issuance costs. Concurrently, Holding LP issued approximately 6,945,000 redemption-exchange units to Brookfield for proceeds of approximately $200 million. The equity offering resulted in a decrease in Brookfield’s ownership in the partnership from 75% to 69%, before giving effect to the over-allotment option.
On October 26, 2017, the underwriters for the public offering of the limited partnership units that closed on September 26, 2017 purchased an additional 1,000,500 limited partnership units at a price of $30 per unit, pursuant to the exercise of the underwriter's over-allotment option. The partnership received additional gross proceeds of approximately $30 million from the over-allotment option before approximately $1 million in equity issuance costs. This resulted in a decrease in Brookfield's ownership of the partnership to 68%.
(a)General and Limited Partnership Units
General and limited partnership units outstanding are as follows:

	General Partner Units		Limited Partnership Units		Total
UNITS	2018	2017	2018	2017	2018	2017
Authorized and issued
Opening balance	4	4	66,185,798	51,845,298	66,185,802	51,845,302
Issued for cash	—	—	—	14,340,500	—	14,340,500
On issue at December 31	4	4	66,185,798	66,185,798	66,185,802	66,185,802

The weighted average number of general partner units outstanding for the year ended December 31, 2018 was 4 (2017: 4). The weighted average number of limited partnership units outstanding for the year ended December 31, 2018 was 66 million (2017: 55.5 million).
(b)Redemption-Exchange Units held by Brookfield

	Redemption-Exchange Units held by Brookfield
UNITS	2018	2017
Authorized and issued
Opening balance	63,095,497	56,150,497
Issued for cash	—	6,945,000
On issue at December 31	63,095,497	63,095,497

The weighted average number of redemption-exchange units outstanding for the year ended December 31, 2018 was 63 million (2017: 58 million).
(c)Special Limited Partner Units held by Brookfield

	Special Limited Partner Units held by Brookfield
UNITS	2018	2017
Authorized and issued
Opening balance	4	4
On issue at December 31	4	4

The weighted average number of special limited partner units outstanding for the year ended December 31, 2018 was 4 (2017: 4).
(d)Preferred Shares held by Brookfield

	Preferred Shares held by Brookfield
UNITS	2018	2017
Authorized and issued
Opening balance	200,002	200,002
On issue at December 31	200,002	200,002

Earnings per limited partner unit
Net income attributable to limited partnership unitholders was $74 million for the year ended December 31, 2018 (2017: net loss $58 million).